Description of Business	12 Months Ended
Sep. 27, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
Description of Business
Whole Foods Market is the leading natural and organic foods supermarket and is a mission-driven company that aims to set the standards of excellence in food retailing. Through our growth, we have had a significant and positive impact on the natural and organic foods movement throughout the United States, helping lead the industry to nationwide acceptance over the last 37 years. As of September 27, 2015, we operated 431 stores: 412 stores in 42 United States (“U.S.”) states and the District of Columbia; 10 stores in Canada; and 9 stores in the United Kingdom (“U.K.”). The Company has one operating segment and a single reportable segment, natural and organic foods supermarkets.

The following is a summary of annual percentage sales and net long-lived assets by geographic area for the fiscal years indicated:

	2015	2014	2013
Sales:
United States	96.9%	96.7%	96.7%
Canada and United Kingdom	3.1	3.3	3.3
Total sales	100.0%	100.0%	100.0%
Long-lived assets, net:
United States	97.4%	96.0%	95.7%
Canada and United Kingdom	2.6	4.0	4.3
Total long-lived assets, net	100.0%	100.0%	100.0%

The following is a summary of annual percentage sales by product category for the fiscal years indicated:

	2015	2014	2013
Perishables:
Prepared foods and bakery	19.0%	19.2%	19.0%
Other perishables	47.5	47.6	47.2
Total perishables	66.5	66.8	66.2
Non-perishables	33.5	33.2	33.8
Total sales	100.0%	100.0%	100.0%